Financial instruments included in the statement of financial position and impact on income - Disclosure of Effect of Changes in Exchange Rates (Details) - Currency risk - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Change in contract assets due to a 10% increase in exchange rate	€ 0	€ 187
Change in contract assets due to a 10% decrease in exchange rate	0	(187)
Change in cash and cash equivalents due to a 10% increase in exchange rate	4,199
Change in cash and cash equivalents due to a 10% decrease in exchange rate	(4,199)
Change in contract liabilities due to a 10% increase in exchange rate		1,638
Change in contract liabilities due to a 10% decrease in exchange rate		(1,638)
Change in net income due to a 10% increase in exchange rate	56	22
Change in net income due to a 10% decrease in exchange rate	(56)	(22)
Change in equity due to a 10% increase in exchange rate	35	(22)
Change in equity due to a 10% decrease in exchange rate	(35)	22
USD / Euro exchange rate
Disclosure of detailed information about financial instruments [line items]
Change in contract assets due to a 10% increase in exchange rate	0	187
Change in contract assets due to a 10% decrease in exchange rate	0	(187)
Change in cash and cash equivalents due to a 10% increase in exchange rate	4,199
Change in cash and cash equivalents due to a 10% decrease in exchange rate	(4,199)
Change in contract liabilities due to a 10% increase in exchange rate		1,638
Change in contract liabilities due to a 10% decrease in exchange rate		(1,638)
Change in net income due to a 10% increase in exchange rate	56	22
Change in net income due to a 10% decrease in exchange rate	(56)	(22)
Change in equity due to a 10% increase in exchange rate	35	(22)
Change in equity due to a 10% decrease in exchange rate	€ (35)	€ 22